SCHEDULE I - Form 5500 - Assets Held at Year End (Details) - SENECA SAVINGS 401(K) PLAN	Dec. 31, 2025 USD ($)
Specific Assets
Participant loans	$ 22,449
Fidelity bond coverage amount	$ 2,000,000
Threshold percentage	20.00%
Concentration investment amount	$ 0
Employer common stock
Specific Assets
Employer securities	$ 330,929